Other assets and other liabilities	3 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
Note 17 Other assets and other liabilities
end of	2Q12	1Q12	4Q11	2Q11

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	12,317	15,809	13,739

Cash collateral on non-derivative transactions	2,920	2,454	2,083	1,841

Derivative instruments used for hedging	3,435	3,239	3,706	2,178

Assets held-for-sale	20,741	20,634	21,205	25,362

of which loans	20,115	20,147	20,457	23,816

of which real estate	619	459	732	1,528

Assets held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees receivable	6,029	5,389	6,090	5,748

Deferred tax assets	8,825	8,609	8,939	7,754

Prepaid expenses	706	680	601	718

Failed purchases	2,861	1,338	1,513	1,245

Other	4,365	4,342	3,943	3,488

Other assets	77,513	73,709	78,296	76,785

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	10,948	11,934	14,562

Cash collateral on non-derivative transactions	1,564	996	1,002	52

Derivative instruments used for hedging	1,682	2,181	1,998	982

Provisions [1]	1,078	1,104	1,113	1,177

of which off-balance sheet risk	66	65	65	488

Liabilities held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees payable	7,565	6,576	7,142	7,588

Current tax liabilities	817	747	767	783

Deferred tax liabilities	200	318	429	354

Failed sales	5,895	6,258	6,888	6,963

Other	16,070	16,094	17,537	14,400

Other liabilities	62,259	59,929	63,217	61,573

1 Includes provisions for bridge commitments.